Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2011
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
	RMB	RMB	RMB
Revenues	—	—	—
Total operating expenses	(19,829)	(21,883)	(32,063)
Loss from operations	(19,829)	(21,883)	(32,063)
Interest expense	(216,691)	(191,791)	(206,853)
Change in fair value of derivatives	(55,559)	75,552	57,015
Share of income from subsidiaries	118,797	1,724,291	(465,989)
Convertible bond buyback (loss)/gain	(24,156)	—	4,312
Other income	3,939	169,182	79,233
(Loss)/income before income taxes	(193,499)	1,755,351	(564,345)
Income tax expense	—	—	—
Net (loss)/income attributable to ordinary shareholders	(193,499)	1,755,351	(564,345)

Condensed Statement of Financial Position

	December 31,	December 31,
	2010	2011
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	28,024	77,009
Other receivable from subsidiaries	265,833	252,943
Other current assets	31,480	2,055
Total current assets	325,337	332,007
Investments in subsidiaries	4,469,983	4,599,487
Derivative asset-capped call options	9,127	—
Deferred issuance cost	110,868	67,531
Amount due from subsidiaries	3,133,174	2,892,214
Total assets	8,048,489	7,891,239
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	—	6,572
Accrued and other liabilities	63,484	48,317
Interest payable	8,500	7,869
Total current liabilities	71,984	62,758
Long-term debt payable	—	41,295
Convertible notes	1,230,175	1,238,485
Embedded derivatives	66,174	32
Total liabilities	1,368,333	1,342,570

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011)	134	154
Additional paid-in capital	4,680,133	5,102,362
Retained earnings	2,001,979	1,437,634
Accumulated other comprehensive (loss)/gain	(2,090)	8,519
Total shareholders’ equity	6,680,156	6,548,669
Total liabilities and shareholders’ equity	8,048,489	7,891,239

Condensed Statement of Cash Flows

	For the year ended December 31, 2009	For the year ended December 31, 2010	For the year ended December 31, 2011
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/income	(193,499)	1,755,351	(564,345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	(1,094)	(602)	1,676
Share of (income)/loss from subsidiaries	(118,797)	(1,724,291)	465,989
Amortization of deferred issuance cost and increase in accretion of convertible notes	122,648	123,915	140,894
Change in the fair value of derivatives	55,559	(75,552)	(57,015)
Exchange loss	7,162	66,309	96,122
Loss from senior convertible notes buyback	24,156	—	(4,312)
Investment income from available-for-sale securities	—	(231,163)	—
Acquisition gain	—	—	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities	353,588	—	—
(Increase)/decrease in receivables from subsidiaries	(122)	8,231	12,890
(Increase)/decrease in other current assets	(4,315)	(25,708)	29,425
Increase /(Decrease) in other payables to subsidiaries and employees	1,401	(1,401)	6,572
Increase/(decrease) in accrued and other liabilities	28	42,634	(15,167)
Decrease in interest payable	(3,328)	(1,629)	(631)
Net cash provided by/(used in) operating activities	243,387	(63,906)	(75,289)
Cash flows from investing activities:
Loans granted to subsidiaries	(249,269)	(31,697)	(3,160)
Loans repayment by subsidiaries	173,715	49,769	93,116
Proceeds from sale of available-for-sale securities	—	231,163	—
Net cash (used in)/provided by investing activities	(75,554)	249,235	89,956
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	204,846	—	51,314
Repurchase of senior convertible notes	(459,601)	—	(28,469)
Repayment of long-term loan from subsidiaries	—	(204,846)	(9,851)
Proceeds from exercise of stock options	16,841	8,276	23,075
Net cash used in financing activities	(237,914)	(196,570)	36,069
Effect of exchange rate changes on cash and cash equivalents	(1,956)	(1,647)	(1,751)
Net (decrease) increase in cash and cash equivalents	(72,037)	(12,888)	48,985
Cash and cash equivalents at the beginning of the year	112,949	40,912	28,024
Cash and cash equivalents at the end of the year	40,912	28,024	77,009